Risk Management (Details)	Jun. 30, 2025	Dec. 31, 2024
USD [Member]
Risk Management [Line Items]
Foreign currency exchange rate, translation	1	1
AED [Member]
Risk Management [Line Items]
Foreign currency exchange rate, translation	3.672	3.672